GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the General Government Securities Money Market Fund, Inc. For its annual reporting period ended January 31, 1996, your Fund produced a yield of 5.22% per share for Class A shares and an annualized yield of 4.95% for Class B shares from inception on March 31, 1995. Reinvesting these dividends and calculating the effect of compounding resulted in an effective yield of 5.35% for Class A shares and an annualized effective yield of 5.07% for Class B shares.
THE ECONOMY
    On January 31, the last day of the Fund's reporting period, the Federal Reserve Board lowered the Federal Funds rate from 5.50% to 5.25%, which prompted banks to lower the Prime Rate from 8.50% to 8.25%. This was the second move for these key rates in a two-month time span. The Federal Reserve also reduced the Discount Rate from 5.25% to 5.00%. The reduction in interest rates was a continuation of an easing in monetary policy that has prevailed since last July.
    Economic activity over the course of the period had fundamentally declined. The period between the July and December rate cuts, however, revealed a strengthening in some areas such as raw materials, finished goods, employment and income, which subsequently abated. Later, regional business activity showed a moderate growth trend, particularly in the Northeast where performance was adversely affected by weather-related circumstances. In the retail sector, disappointing sales left businesses with excess inventories contributing to one of the worst holiday seasons in recent years. Other sectors, including manufacturing and consumer confidence, also turned down. The Consumer Price Index remained well under control.
    Concern arose over prolonged sluggishness that could threaten long-term sustainable growth. Actions were taken by the Federal Reserve to accelerate the rate of growth without sparking inflation. It is possible that if more signs of weakness emerge to undermine economic expansion, short-term interest rates will continue to decline. However, in early February, concerns about inflation tempered the outlook.
MARKET ENVIRONMENT/PORTFOLIO ACTIVITY
    The gradual moderation in economic expansion and reduction of inflationary pressures were fundamental backdrops to a positive market environment. Solid technical factors, led by a stable dollar, increased the participation of foreign investors. Overall domestic demand also helped the market absorb the supply of Treasury securities and contributed to positive market psychology throughout the period.
    Concerns over Washington's ability to formulate a balanced budget amendment and to resolve debt ceiling limit issues affected the market periodically throughout the reporting period. However, should low level long-term interest rates continue, they could have a favorable effect on the value of short-term government securities.
    Portfolio activity for your Fund centered on extending the average maturity and seeking to enhance yield through spread evaluations and market timing.

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we greatly appreciate your continued confidence in the Fund and in The Dreyfus Corporation.
                               Very truly yours,

                          [Patricia A. Larkin signature logo]

                              Patricia A. Larkin
                              Senior Portfolio Manager

February 15, 1996
New York, N.Y.

* Effective and annualized effective yields are based upon dividends declared daily and reinvested monthly.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS                                                              JANUARY 31, 1996
                                                                          ANNUALIZED
                                                                           YIELD ON
                                                                             DATE OF                  PRINCIPAL
U.S. TREASURY BILLS-6.4%                                                    PURCHASE                   AMOUNT          VALUE
                                                                             ______                    _______        _______
    8/22/96
      (cost $33,918,461).......................................              5.80%               $  35,000,000   $ 33,918,461
                                                                                                                      =======
U.S. GOVERNMENT AGENCIES-90.1%
Federal Farm Credit Banks, Floating Rate Notes
    9/3/96.....................................................              5.88 (a)             $  50,000,000  $ 50,000,000
    9/16/96....................................................              5.68 (a)                25,000,000    24,998,274
    11/7/96....................................................              5.58 (a)                15,000,000    14,988,931
    7/25/97....................................................              5.58 (a)                15,000,000    14,991,518
    9/15/97....................................................              5.63 (a)                15,000,000    14,988,618
Federal Home Loan Banks, Discount Notes
    2/1/96.....................................................              5.75                    30,000,000    30,000,000
    3/22/96....................................................              6.50                    15,000,000    14,872,708
    11/7/96....................................................              5.46                    15,000,000    14,997,753
    11/20/96...................................................              5.47                    10,000,000    9,990,484
Federal Home Loan Banks, Floating Rate Notes
    5/6/96.....................................................              5.82 (a)                20,000,000    19,997,817
    1/26/98....................................................              5.74 (a)                4,000,000      4,007,073
Federal National Mortgage Association, Discount Notes
    4/18/96....................................................              5.24                    15,140,000    14,972,257
    4/19/96....................................................              5.77                    25,000,000    24,701,542
    7/12/96....................................................              5.11                    25,000,000    24,438,625
    9/18/96....................................................              5.31                    20,000,000    19,347,056
Federal National Mortgage Association, Floating Rate Notes
    6/3/96.....................................................              5.67 (a)                15,000,000    14,997,817
    10/4/96....................................................              5.95 (a)                25,000,000    25,000,000
    12/16/96...................................................              5.56 (a)                10,000,000    9,991,533
    1/13/97....................................................              5.68 (a)                15,000,000    15,000,000
    6/20/97....................................................              5.71 (a)                20,000,000    19,997,420
    7/25/97....................................................              5.62 (a)                20,000,000    20,000,000
    8/18/97....................................................              5.63 (a)                30,000,000    29,993,056
    1/21/98....................................................              5.61 (a)                10,000,000    9,989,827
Student Loan Marketing Association, Floating Rate Notes
    3/20/96....................................................              5.42 (b)                17,500,000    17,500,000
    12/20/96...................................................              5.28 (b)                18,000,000    17,999,996
                                                                                                                      _______
TOTAL U.S. GOVERNMENT AGENCIES (cost $477,762,305).............                                                  $477,762,305
                                                                                                                      =======

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                     JANUARY 31, 1996
                                                                             ANNUALIZED
                                                                             YIELD ON
                                                                             DATE OF                  PRINCIPAL
REPURCHASE AGREEMENTS-3.1%                                                   PURCHASE                   AMOUNT        VALUE
                                                                             ______                     _______       _______

First Interstate Bank of California
    dated 1/31/96, due 2/1/96 in the amount of
    $1,789,273 (fully collateralized by
    $1,771,000 U.S. Treasury Notes 7.375%,
    due 5/15/96, value $1,810,416).............................              5.50%               $    1,789,000  $  1,789,000
Lehman Government Securities, Inc.
    dated 1/31/96, due 2/1/96 in the amount of
    $10,001,639 (fully collateralized by
    $10,145,000 U.S. Treasury Notes 6.125%,
    due 7/31/96, value $10,197,432)............................              5.90                    10,000,000    10,000,000
SBC Capital Markets
    dated 1/31/96, due 2/1/96 in the amount of
    $4,500,688 (fully collateralized by
    $4,740,000 U.S. Treasury Bills,
    due 9/19/96, value $4,569,760).............................              5.50                    4,500,000      4,500,000
                                                                                                                      ______-
TOTAL REPURCHASE AGREEMENTS (cost $16,289,000).................                                                  $ 16,289,000
                                                                                                                      =======
TOTAL INVESTMENTS (cost $527,969,766)..............            99.6%                                             $527,969,766
                                                               ====                                                   =======
CASH AND RECEIVABLES (NET).........................      .      .4%                                              $  2,142,416
                                                               ====                                                   =======
NET ASSETS.........................................          100.0%                                              $530,112,182
                                                               ====                                                   =======

NOTES TO STATEMENT OF INVESTMENTS:
(a) The interest rate, which will change periodically, is based on the bank's prime rate.
(b) Variable interest rate-subject to change approximately every 7 to 30 days.





See notes to financial statements.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                     JANUARY 31, 1996
ASSETS:
    Investments in securities, at value-Note 1(a,b).........................                                   $527,969,766
    Interest receivable.....................................................                                      2,706,553
    Prepaid expenses and other assets.......................................                                         60,671
                                                                                                                    _______
                                                                                                                530,736,990
LIABILITIES:
    Due to The Dreyfus Corporation and subsidiaries.........................                       $255,342
    Due to Distributor......................................................                         88,111
    Due to Custodian........................................................                         70,209
    Accrued expenses and other liabilities..................................                         211,146         624,808
                                                                                                      ______           _____
NET ASSETS..................................................................                                    $530,112,182
                                                                                                                     =======
REPRESENTED BY:
    Paid-in capital.........................................................                                    $530,126,596
    Accumulated net realized (loss) on investments..........................                                         (14,414)
                                                                                                                     _______
NET ASSETS at value.........................................................                                    $530,112,182
                                                                                                                     =======
Shares of Common Stock Outstanding:
    Class A Shares
      (15 billion shares of $.01 par value shares authorized)...............                                     530,068,468
                                                                                                                     =======
    Class B Shares
      (1 billion shares of $.01 par value shares authorized)................                                         58,128
                                                                                                                     =======
NET ASSET VALUE per share:
    Class A Shares
      ($530,054,054 / 530,068,468 shares)...................................                                         $1.00
                                                                                                                     =======
    Class B Shares
      ($58,128 / 58,128 shares).............................................                                         $1.00
                                                                                                                     =======







See notes to financial statements.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS                                                                  YEAR ENDED JANUARY 31, 1996
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                     $31,797,634
    EXPENSES:
      Management fee-Note 2(a)..............................................                     $2,622,700
      Distribution fees (Class A & B Shares)-Note 2(b)......................                       1,049,080
      Shareholder servicing costs-Note 2(c).................................                         371,882
      Custodian fees........................................................                         134,955
      Registration fees.....................................................                          95,108
      Professional fees.....................................................                          56,602
      Prospectus and shareholders' reports..................................                          36,368
      Directors' fees and expenses-Note 2(d)................................                          33,543
      Miscellaneous.........................................................                           5,157
                                                                                                       _____
          TOTAL EXPENSES....................................................                       4,405,395
      Less-reduction in shareholder servicing costs
          due to undertaking-Note 2(c)......................................                              43
                                                                                                       _____
          NET EXPENSES......................................................                                         4,405,352
                                                                                                                        ______
INVESTMENT INCOME-NET.......................................................                                        27,392,282
NET REALIZED (LOSS) ON INVESTMENTS-Note 1(b)................................                                            (9,720)
                                                                                                                        ______
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $27,382,562
                                                                                                                       =======




See notes to financial statements.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                     YEAR ENDED JANUARY 31,
                                                                                    ______________________________________
                                                                                           1995                        1996
                                                                                         ________                      ________
OPERATIONS:
    Investment income-net................................................       $      20,068,028             $      27,392,282
    Net realized (loss) on investments...................................                  (4,571)                       (9,720)
                                                                                         ________                      ________
          NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........              20,063,457                    27,382,562
                                                                                         ________                      ________
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net:
      Class A shares.....................................................              (20,068,028)                  (27,390,125)
      Class B shares.....................................................                   __                            (2,157)
                                                                                         ________                      ________
          TOTAL DIVIDENDS................................................              (20,068,028)                  (27,392,282)
                                                                                         ________                      ________
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Class A shares.....................................................             4,356,251,849               4,619,394,913
      Class B shares.....................................................                   __                           97,286
    Dividends reinvested:
      Class A shares.....................................................                19,433,620                  26,433,785
      Class B shares.....................................................                    __                           2,087
    Cost of shares redeemed:
      Class A shares.....................................................            (4,399,218,939)             (4,629,110,398)
      Class B shares.....................................................                    __                         (41,245)
                                                                                         ________                      ________
          INCREASE (DECREASE) IN NET ASSETS FROM
            CAPITAL STOCK TRANSACTIONS...................................              (23,533,470)                  16,776,428
                                                                                         ________                      ________
            TOTAL INCREASE (DECREASE) IN NET ASSETS......................              (23,538,041)                  16,766,708
NET ASSETS:
    Beginning of year....................................................              536,883,515                  513,345,474
                                                                                         ________                      ________
    End of year..........................................................          $    513,345,474                $530,112,182
                                                                                         ========                      ========




See notes to financial statements.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from the Fund's financial statements.

                                                                            CLASS A SHARES                CLASS B SHARES
                                                     __________________________________________________  __________________
                                                                                                             YEAR ENDED
                                                                       YEAR ENDED JANUARY 31,                JANUARY 31,
                                                     __________________________________________________
PER SHARE DATA:                                       1992       1993       1994       1995      1996          1996(1)
                                                     ____        ____        ____       ___      ____          ______
    Net asset value, beginning of year....        $  1.00     $  1.00     $  1.00    $  1.00  $  1.00        $  1.00
                                                     ____        ____        ____       ____     ____           ____
    INVESTMENT OPERATIONS;
    Investment income-net.................           .053        .033        .027       .038     .052           .042
                                                     ____        ____        ____       ____     ____           ____
    DISTRIBUTIONS;
    Dividends from investment income-net..          (.053)      (.033)      (.027)     (.038)   (.052)         (.042)
                                                     ____        ____        ____       ____     ____           ____
    Net asset value, end of year..........        $  1.00     $  1.00     $  1.00    $  1.00  $  1.00        $  1.00
                                                     ====        ====        ====       ====     ====           ====
TOTAL INVESTMENT RETURN...................           5.46%       3.36%       2.69%      3.90%    5.35%           5.04%(2)
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets           .82%        .82%        .81%       .83%     .84%           1.00%(2)
    Ratio of net investment income to
      average net assets..................           5.27%       3.28%       2.66%      3.82%    5.22%           5.01%(2)
    Decrease reflected in above expense ratios
      due to undertaking by the Manager...             -           -           -          -        -              .10%(2)
    Net Assets, end of year (000's Omitted)      $609,015     $725,419   $536,884    $513,345  $530,054           $58
(1)    From March 31, 1995 (commencement of initial offering) to January 31, 1996.
(2)    Annualized.



See notes to financial statements.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    General Government Securities Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales load. On May 26, 1994, the Fund's Board of Directors approved an amendment to the Fund's Charter to provide for the issuance of additional shares of the Fund. The amendment was approved by Fund shareholders on August 3, 1994. Pursuant to the amendment, the Fund's existing authorized shares were classified as Class A shares and one billion newly authorized shares of the Common Stock of the Fund, par value $.01 per share, were classified as Class B shares. The Fund began offering both Class A and Class B shares on March 31, 1995. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by service agents at an annual rate of .05% of the value of the average daily net assets of Class B shares.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost.
    The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodians and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.
    The Fund has an unused capital loss carryover of approximately $20,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1996. If not applied, the carryover expires in fiscal 2004.
    At January 31, 1996, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest and extraordinary expenses, exceed 1 1\2% of the average value of the Fund's net assets for any full fiscal year. There was no expense reimbursement for the year ended
January 31, 1996, pursuant to the Agreement.
    Effective December 1, 1995, the Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $11,715 for the period from December 1, 1995 through January 31, 1996.
    (B) Under the Service Plan (the "Plan") with respect to Class A shares only, adopted pursuant to Rule 12b-1 under the Act, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan. In addition, the Fund reimburses (a) the Distributor for payments made for distributing Class A shares and servicing shareholder accounts ("Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the Fund's average daily net assets of Class A. Both the Distributor and Dreyfus may pay Service Agents (a securities dealer, financial institution or other industry professional) a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) holder of record. Both the Distributor and Dreyfus determine the amounts to be paid to Service Agents to which it will make payments and the basis on which such payments are made. During the year ended January 31, 1996, $1,048,994 was charged to the Fund pursuant to the Plan.
    Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, effective March 31, 1995, the Fund directly bears the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, the Fund reimburses the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. For the period March
31, 1995 through January 31, 1996, $86 was charged to the Fund pursuant to the Class B Distribution Plan.
    (C) Under the Fund's Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), the Fund reimburses Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the year ended January 31, 1996, the Fund was charged an aggregate of $229,788 pursuant to the Class A Shareholder Services Plan.
    Under the Fund's Shareholder Services Plan with respect to Class B
("Class B Shareholder Services Plan"), effective March 31, 1995, the Fund pays the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.
    The Manager has undertaken, through January 31, 1997, that if the aggregate expenses of Class B of the Fund (excluding certain expenses as described above) exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class
B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. For the period March 31, 1995 through January 31, 1996, $108 was charged to the Fund pursuant to the Class B Shareholder Services Plan, of which $43 was reimbursed by the Manager.
    (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
SHAREHOLDERS AND BOARD OF DIRECTORS
GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
    We have audited the accompanying statement of assets and liabilities of General Government Securities Money Market Fund, Inc., including the statement of investments, as of January 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996 by correspondence with the custodians and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund, Inc., at January 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.

                              [Ernst and Young LLP signature logo]

New York, New York
March 6, 1996


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
IMPORTANT TAX INFORMATION (UNAUDITED)
    For State individual income tax purposes, the Fund hereby designates 49.46% of the ordinary income dividends paid during the fiscal year ended January 31, 1996 as attributable to interest income from direct obligations of the United States government. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.



GENERAL GOVERNMENT SECURITIES
MONEY MARKET FUND, INC.
200 PARK AVENUE
NEW YORK, NY 10166
Manager
THE DREYFUS CORPORATION
200 PARK AVENUE
NEW YORK, NY 10166
Custodian
THE BANK OF NEW YORK
90 WASHINGTON STREET
NEW YORK, NY 10286
Transfer Agent &
Dividend Disbursing Agent
DREYFUS TRANSFER, INC.
ONE AMERICAN EXPRESS PLAZA
PROVIDENCE, RI 02903



FURTHER INFORMATION IS CONTAINED
IN THE PROSPECTUS, WHICH MUST
PRECEDE OR ACCOMPANY THIS REPORT.



PRINTED IN U.S.A.                          975/698AR961

GENERAL
GOVERNMENT
SECURITIES
MONEY MARKET
FUND, INC.



ANNUAL REPORT
January 31, 1996